SIGNIFICANT ACCOUNTING POLICIES (Schedule of weighted-average assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Dividend yield	0.00%
Risk-free interest rate	1.19%
Expected term (in years)	4 years 6 months
Volatility	80.00%